Consolidated Balance Sheets - Spetner Associates Inc [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 2,782,170	$ 1,770,797
Accounts receivable, net	148,249	104,028
Cash balance plan assets	332,443	279,000
Total Current Assets	3,262,862	2,153,825
Property and equipment, net	17,097	27,355
TOTAL ASSETS	3,279,959	2,181,180
CURRENT LIABILITIES:
Accounts payable	35,228	100,818
Accrued expenses	88,464	74,201
Profit sharing plan liability	131,201	308,637
Premiums – Insurance Carriers	2,066,050	1,533,809
Revolving line of credit		80,000
Total Current Liabilities	2,329,483	2,177,218
Notes payable, noncurrent portion	14,458	23,348
TOTAL LIABILITIES	2,343,941	2,200,566
Equity
Common stock, $1.00 par value; 30,000 shares authorized as of December 31, 2024 and 2023, 100 shares issued and outstanding as of December 31, 2024 and 2023	100	100
Additional paid in capital	912,359	478,900
Retained earnings	(59,870)	(1,308,430)
Accumulated other comprehensive income	83,429	810,044
TOTAL SHAREHOLDER (DEFICIT)	936,018	(19,386)
TOTAL LIABILITIES AND SHAREHOLDER (DEFICIT)	3,279,959	2,181,180
Nonrelated Party [Member]
CURRENT LIABILITIES:
Notes payable, current portion	7,829	6,674
Related Party [Member]
CURRENT LIABILITIES:
Notes payable, current portion	$ 711	$ 73,079